Nature of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Entity Information [Line Items]
Nature of Operations
NATURE OF OPERATIONS
TerraForm Power, Inc. (the "Company") was formed under the name SunEdison Yieldco, Inc. on January 15, 2014, as a wholly owned indirect subsidiary of SunEdison, Inc. ("SunEdison"). The name change from SunEdison Yieldco, Inc. to TerraForm Power, Inc. became effective on May 22, 2014. Following the Company's initial public offering ("IPO") on July 23, 2014, the Company became a holding company and its sole asset is an equity interest in TerraForm Power, LLC ("Terra LLC" or "the Predecessor") an owner of solar generation systems and long-term contractual arrangements to sell the electricity generated by such systems and the related green energy certificates and other environmental attributes to third parties. The Company is the managing member of Terra LLC, and operates, controls and consolidates the business affairs of Terra LLC.
Basis of Presentation
Certain assets in the Company's current portfolio have been contributed from SunEdison and are reflected in the accompanying consolidated balance sheets at SunEdison's historical cost. When projects are contributed or acquired from SunEdison, the Company is required to recast its historical financial statements to reflect the assets and liabilities of the acquired project for the period it was owned by SunEdison in accordance with rules applicable to transactions between entities under common control.
For all periods prior to the IPO, the accompanying unaudited consolidated financial statements represent the combination of the Company and Terra LLC, the accounting predecessor, and were prepared using SunEdison's historical basis in assets and liabilities. For all periods subsequent to the IPO, the accompanying unaudited condensed consolidated financial statements represent the results of the Company, which consolidates Terra LLC through its controlling interest.
The historical financial statements of the Predecessor include allocations of certain SunEdison corporate expenses and income tax expense. Management believes the assumptions and methodology underlying the allocation of general corporate overhead expenses are reasonable. Subsequent to the IPO, corporate expenses represent those costs allocated to the Company under the management services agreement.
The following notes should be read in conjunction with the accounting policies and other disclosures as set forth in the notes to the Company’s annual financial statements for the years ended December 31, 2013 and 2012 contained in the Company's Prospectus. Interim results are not necessarily indicative of results for a full year. In our opinion, the accompanying unaudited condensed consolidated financial statements of the Company include all adjustments (consisting of normal, recurring items) necessary to present fairly its financial position, results of operations and cash flows for the periods presented. The Company has presented the unaudited condensed consolidated financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") for interim financial information. Accordingly, they do not include all the information and disclosures required by GAAP for complete financial statements.

Predecessor
Entity Information [Line Items]
Nature of Operations
NATURE OF OPERATIONS
The accompanying combined consolidated financial statements of TerraForm Power (“TerraForm Power”, the “Predecessor”, or the “Company”) have been prepared in connection with the proposed initial public offering of Class A common stock of TerraForm Power, Inc. (“Offering”). TerraForm Power, Inc. was formed under the name SunEdison Yieldco, Inc. on January 15, 2014 as a wholly owned subsidiary of SunEdison, Inc. (“Parent”). TerraForm Power represents the assets that TerraForm Power, Inc. intends to acquire from the Parent concurrently with the closing of the Offering, and therefore, the combined consolidated financial statements of TerraForm Power are viewed as the Predecessor of TerraForm Power, Inc. The assets to be acquired include solar energy generation systems and the long-term contractual arrangements to sell the solar energy generated to third parties.
Basis of Presentation
TerraForm Power has presented combined consolidated financial statements as of and for the years ended December 31, 2013 and 2012. TerraForm Power’s combined consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the source of authoritative U.S. GAAP to be applied by nongovernmental entities. In addition, the rules and interpretative releases of the United States Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative U.S. GAAP for SEC registrants.
TerraForm Power currently operates as part of the Parent. The combined consolidated financial statements were prepared using the Parent’s historical basis in certain assets and liabilities, and include all revenues, expenses, assets, and liabilities attributed to the assets to be acquired. The historical combined consolidated financial statements also include allocations of certain corporate expenses of the Parent. Management believes the assumptions and methodology underlying the allocation of the Parent’s corporate expenses reasonably reflects all of the costs of doing business of the predecessor. However, such expenses may not be indicative of the actual level of expense that would have been incurred by the Predecessor if it had operated as an independent, publicly traded company during the periods prior to the Offering or of the costs expected to be incurred in the future.
The combined consolidated balance sheets do not separately present certain of the Parent’s assets or liabilities where management deemed it inappropriate due to the underlying nature of those assets and liabilities. The Parent performs financing, cash management, treasury and other services for us on a centralized basis. Changes in the net parent investment account in the combined balance sheets related to these activities have been considered cash receipts and payments for purposes of the combined statements of cash flows and are reflected in financing activities. Changes in the net parent investment account resulting from Parent contributions of assets and liabilities have been considered non-cash financing activities for purposes of the combined consolidated statements of cash flows.
These combined consolidated financial statements and related notes to the combined consolidated financial statements are presented on a consistent basis for all periods presented. All significant intercompany transactions and balances have been eliminated in the combined consolidated financial statements.